Intangible Assets	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Goodwill and Intangible Assets Disclosure

NOTE 8 INTANGIBLE ASSETS

Changes in TDS' Licenses and Goodwill are presented below. See Note 7 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected Licenses and Goodwill during the periods.

Licenses

(Dollars in thousands)	U.S. Cellular (1)	TDS Telecom CLEC	Non-Reportable Segment (2)	Total

Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014
Acquisitions	122,690	-	-	122,690
Transferred to Assets held for sale	(140,599)	-	-	(140,599)
Other	3,934	-	-	3,934
Balance December 31, 2012	$1,462,019	$2,800	$15,220	$1,480,039

Balance December 31, 2010	$1,457,326	$2,800	$-	$1,460,126
Acquisitions (3)	4,406	-	15,220	19,626
Exchanges	11,842	-	-	11,842
Other	2,420	-	-	2,420
Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014

Goodwill

		TDS Telecom
(Dollars in thousands)	U.S. Cellular (1)	ILEC	CLEC	HMS	Non-Reportable Segment (2)	Total

Assigned value at time of acquisition	$622,681	$420,716	$29,440	$83,263	$4,317	$1,160,417
Accumulated impairment losses in prior periods	(333,900)	-	(29,440)	-	-	(363,340)
Balance December 31, 2011	288,781	420,716	-	83,263	4,317	797,077
Acquisitions	-	-	-	20,364	-	20,364
Impairment	-	-	-	-	(515)	(515)
Transferred to Assets held for sale	(19,474)	-	-	-	-	(19,474)
Other	-	(258)	-	-	-	(258)
Balance December 31, 2012	$269,307	$420,458	$-	$103,627	$3,802	$797,194

Assigned value at time of acquisition	$622,681	$420,716	$29,440	$15,156	$3,802	$1,091,795
Accumulated impairment losses in prior periods	(333,900)	-	(29,440)	-	-	(363,340)
Balance December 31, 2010	288,781	420,716	-	15,156	3,802	728,455
Acquisitions	-	-	-	68,107	515	68,622
Balance December 31, 2011	$288,781	$420,716	$-	$83,263	$4,317	$797,077

(1)	Prior to January 1, 2009, TDS accounted for U.S. Cellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Licenses and Goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular’s Licenses and Goodwill on a stand-alone basis do not match the TDS consolidated Licenses and Goodwill related to U.S. Cellular.

(2)	‘‘Non-Reportable segment’’ consists of amounts related to Suttle-Straus and Airadigm. During the second quarter of 2012, a sustained decrease in TDS' stock price resulted in a triggering event, as defined by GAAP, requiring an interim impairment test of Licenses and Goodwill as of June 30, 2012. Based on this test, TDS concluded that the entire amount of Goodwill related to Airadigm was impaired resulting in an impairment loss of $0.5 million and no impairment of Licenses.

(3)	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to Licenses and Goodwill.